Cover		3 Months Ended
	May 09, 2024	Jun. 30, 2024
Cover [Abstract]
Document Type	8-K
Entity Ex Transition Period	false
Document Period End Date		May 09, 2024
Entity Registrant Name	1STDIBS.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3389618
Entity Address, State or Province		NY
Entity Address, Address Line One		300 Park Avenue South, 10th FloorNew York, New York 10010
Entity Address, City or Town		New York
Local Phone Number		(212) 627-3929
City Area Code		10010
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Central Index Key	0001600641
Amendment Flag	false
Entity File Number	001-40453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DIBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true